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AMPLIFY THEMATIC ALL-STARS ETF Summary Information
INVESTMENT OBJECTIVE
The Amplify Thematic All-Stars ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the ETF All-Stars Thematic Composite Index (the “Index”).
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Thematic All-Stars ETF
Management Fees	0.49%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
| Amplify Thematic All-Stars ETF | USD ($)	50	157	274	616

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2022, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will, under normal market conditions, invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index. The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. Using an indexing investment approach, the Fund attempts to replicate, before fees and expenses, the performance of the Index. The Fund generally will use a replication methodology, meaning it will invest in all of the underlying securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the underlying securities in the Index. The Fund’s investment sub-adviser, Toroso Investments, LLC (“Toroso,” or the “Sub-Adviser”) manages the investment of the Fund’s assets. The Index was created and is maintained by ETF Action, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (the “Adviser” or “Amplify Investments”) or the Sub-Adviser.

Index Strategy. The Index seeks to provide access to the equity securities of a diversified basket of U.S. and non-U.S. companies that are owned by exchange-traded funds (“ETFs”) included in select “thematic” market segments identified below. The Fund invests in the underlying securities held by the ETFs, which include common stocks and/or depositary receipts. Through the Index methodology described below, the Index seeks to identify the companies (the “Thematic ETF All-Stars”) that are among the largest (by assets under management) and most popular (by the number of ETFs that hold the portfolio company) portfolio companies owned by ETFs in the thematic ETF universe. The Index Provider relies on publicly available information to identify companies for inclusion in the Index. The thematic universe includes portfolio companies held by ETFs with strategies seeking to capture investment opportunities in one of the below thematic segments. Each thematic segment is comprised of companies that include thematic sub-groups, as classified by the Index Provider, which further represent the thematic segment. These segments include:

•	Disruptive Technology: ETFs that seek to track companies that support technology infrastructure for continued innovation across all sectors of the economy. As of the date of this prospectus, the Disruptive Technology thematic segment includes companies from the following thematic sub-groups: advertising & marketing, big data, cloud computing, connectivity, cyber security and digital infrastructure.

•	Evolving Consumer: ETFs that seek to track companies participating in evolving consumer trends. As of the date of this prospectus, the Evolving Consumer thematic segment includes companies from the following thematic sub-groups: aging population, health & wellness, online retail, pet ownership, pro sports, streaming services, eSports & video games and casinos & gaming.

•	FinTech: ETFs that seek to track companies involved with technologies that are disrupting the traditional ways professionals deliver and consumers manage investments, banking, and other financial services. As of the date of this prospectus, the FinTech thematic segment includes companies from the following thematic sub-groups: blockchain, digital payments and peer-to-peer lending.

•	Health Care Innovation: ETFs that seek to track companies involved with innovations addressing the many challenges across the health care industry, including chronic diseases, aging population, and rising health care costs. As of the date of this prospectus, the Health Care Innovation thematic segment includes companies from the following thematic sub-groups: cancer immunotherapy, genomics, telemedicine & digital health and biotechnology.

•	Industrial Revolution: ETFs that seek to track companies driving change in manufacturing, transportation, aerospace/defense, and mining and production of advanced (high tech) materials. As of the date of this prospectus, the Industrial Revolution thematic segment includes companies from the following thematic sub-groups: 3D printing, advanced materials, security & defense, robotics & AI, space and next generation transportation.

•	Sustainability: ETFs that seek to track companies whose products and services are designed to limit the depletion and/or destruction of natural resources. As of the date of this prospectus, the Sustainability thematic segment includes companies from the following thematic sub-groups: clean energy: solar, hydrogen, and wind, smart infrastructure, water, and waste management.

•	Multi-Theme: ETFs that seek to track companies in two or more of the thematic segments detailed above.

ETFs that by design exclude U.S. domiciled companies or only invest in emerging market companies, but would otherwise qualify for the thematic universe, are excluded from the Index. In addition, Cannabis ETFs are currently excluded from the Index qualifying ETF universe.

Index Methodology. The initial universe of eligible companies is established by including all companies held by ETFs in a qualifying thematic universe. Of the companies in this initial universe, the Index Provider establishes a rating for each eligible company by calculating its ownership-adjusted market value (“OAMV”). To calculate OAMV, the Index Provider multiplies (i) the sum of the dollar amounts (based on the assets under management (“AUM”)) invested in an eligible company by all qualifying ETFs, subject to a 10% single ETF ownership influence cap described below, by (ii) the number of qualifying ETFs that hold the company. This total is then divided by the sum of all eligible companies OAMVs. The 10% ownership influence cap limits any qualifying ETF from being greater than 10% of its thematic segment. If the calculation in (i) above results in a qualifying ETF to own greater than 10% of the total AUM in its thematic segment, the calculation for the eligible companies held by the qualifying ETF in (i) above are reduced to the 10% cap with respect to that qualifying ETF and the OAMV of the eligible companies are recalculated using the capped amounts. From the selection list, the Index establishes the Thematic ETF All-Stars as those companies within the top 75% of total OAMV for each thematic segment. As of February 1, 2023, the Index had 143 constituents.

Weighting of Underlying Securities and Rebalancing. Constituents in the Index are weighted based on each company’s OAMV. No single company may represent more than 5% of the Index, and any excess weight is prorated among remaining constituents. The Index is reconstituted and rebalanced monthly, effective at the close of the first Friday of each calendar month. In the event U.S. markets are closed on that date, the Index will be rebalanced at the close of the next open market session.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds.  Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value (“NAV”) and possibly face delisting.

Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. Similarly, if the Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change without warning, which could have a significant negative impact on the Fund.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert depositary into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Emerging Markets Risk. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations, greater risks associated with custody of securities, greater risk of market closure or manipulation, limited reliable access to capital, greater risk of exchange delistings and less liquidity than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Differences in applicable regulatory, accounting, auditing and financial reporting and recordkeeping standards create difficulties in evaluating emerging market companies due to lower quality or less available financial information. The rights and remedies available to investors in emerging market securities may be more limited than those available for investments in developed markets. All of the risks of investing in Non-U.S. securities are heightened by investing in emerging markets countries. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. The limitations associated with investments in emerging market companies could impact the Fund’s ability to achieve its investment objective. On February 24, 2022, Russia commenced a military attack on Ukraine. The hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the regional and global markets for securities and commodities. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. How long such conflict and related events will last and whether there will be any subsequent escalation cannot be predicted. Impacts from the conflict and related events could have significant impact on certain of the Fund’s investments as well as the Fund’s performance, and the value of an investment in the Fund may decline significantly.

Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Index, as published by the Index Provider. There is no assurance that the Index Provider will compile its Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that the Index will be in line with its methodology.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in its Index regardless of their investment merit. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming. Further, certain of the securities that the Fund invests in are included in indices utilized by other funds that experience index risks similar to those experienced by the Fund.

Inflation Risk. Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Line of Business Risk. Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to the underlying market segments and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its activities in the underlying market segments, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value, including the possible loss of the entire principal amount that you invest. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices, and changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility. Overall security values could decline generally or could underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the COVID-19 pandemic and efforts to contain its spread resulted in extreme volatility in the financial markets. While the development of vaccines has slowed the spread of the disease, there is no guarantee that the vaccines will be effective against emerging variants of the disease. As the global pandemic illustrated, such events may affect certain regions, sectors and industries more significantly than others. Such events could also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions to trading markets. Any of such circumstances could materially negatively impact the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at an increased premium or discount to its NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Although the Fund currently intends to seek to fully replicate the Index, the Fund may use a representative sampling approach, which may cause the Fund not to be as well-correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions represented in the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Investment Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Passive Investment Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. The Fund does not attempt to outperform the Index. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

Premium/Discount Risk. The NAV of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares will generally fluctuate in accordance with change in NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade bellow (discount), at or above (premium) their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Trading Issues Risk. Although the Shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders. Further, shares of the Fund could decline in value or underperform other investments.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its investments will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was -2.04% (quarter ended September 30, 2022) and the Fund’s lowest quarterly return was -28.26% (quarter ended June 30, 2022).
Average Annual Total Return as of December 31, 2022
Average Annual Total Returns - Amplify Thematic All-Stars ETF	Label	1 Year	Since Inception	Inception Date
Amplify Thematic All-Stars ETF	Return Before Taxes	(41.67%)	(30.33%)	Jul. 20, 2021
Amplify Thematic All-Stars ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(41.67%)	(30.33%)	Jul. 20, 2021
Amplify Thematic All-Stars ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(24.67%)	(22.64%)	Jul. 20, 2021
ETF All-Stars Thematic Composite Index (reflects no deduction for fees, expenses or taxes)	ETF All-Stars Thematic Composite Index (reflects no deduction for fees, expenses or taxes)	(41.40%)	(29.93%)	Jul. 20, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(18.11%)	(6.41%)	Jul. 20, 2021

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.